Equity-settled share-based payments - Summery of Fair Value of Options Granted, Calculated Using Binomial or Monte Carlo Model and Inputs Into the Model (Details)	12 Months Ended
	Dec. 31, 2020 yr £ / shares	Dec. 31, 2019 yr £ / shares	Dec. 31, 2018 yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value at grant	£ 3.240	£ 1.186	£ 1.471
Weighted average share price	4.610	1.759	1.717
Weight average hurdle price	0.900	2.186	1.871
Weighted average exercise price (pence)	£ 3.520	£ 1.294	£ 0.050
Option life (years) | yr	10.0	10.0	10.0
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	70.00%	50.00%	48.00%
Risk free rate	0.19%	0.41%	1.37%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	72.00%	72.00%	51.00%
Risk free rate	0.44%	1.32%	1.62%